Schedule of maturity profile of the group’s financial liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Non-interest bearing, Trade payables		$ 175,599		$ 139,240
Non-interest bearing, other payables and accruals		849,451		159,232
Non-interest bearing, amount due to directors		3,610,711		2,190,149
Interest bearing, hire purchase liabilities		7,260		18,862
Interest bearing, lease liabilities		500,308		501,535
Non-interest bearing and interest bearing		$ 5,143,329		$ 3,009,018
Alps Global Holding Berhad [Member] | Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate		4.55%		4.55%
Alps Global Holding Berhad [Member] | Lease liability [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate		7.04%		7.04%
Alps Global Holding Berhad [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing, Trade payables		$ 175,599		$ 139,240
Non-interest bearing, other payables and accruals		849,451		159,232
Non-interest bearing, amount due to directors		3,610,711		2,190,149
Interest bearing, hire purchase liabilities		7,384		11,715
Interest bearing, lease liabilities		329,071		350,528
Non-interest bearing and interest bearing		4,972,216		2,850,864
Alps Global Holding Berhad [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing, Trade payables
Non-interest bearing, other payables and accruals
Non-interest bearing, amount due to directors
Interest bearing, hire purchase liabilities				7,810
Interest bearing, lease liabilities		202,421		179,198
Non-interest bearing and interest bearing		202,421		187,008
Alps Global Holding Berhad [Member] | Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing, Trade payables		175,599		139,240
Non-interest bearing, other payables and accruals		849,451		159,232
Non-interest bearing, amount due to directors		3,610,711		2,190,149
Interest bearing, hire purchase liabilities		7,384		19,525
Interest bearing, lease liabilities		531,492		529,726
Non-interest bearing and interest bearing		$ 5,174,637		$ 3,037,872
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Non-interest bearing, Trade payables	$ 470,553		$ 521,034
Non-interest bearing, other payables and accruals	1,043,847		186,719
Non-interest bearing, amount due to directors	5,201,137		2,475,735
Interest bearing, hire purchase liabilities	3,098		12,242
Interest bearing, lease liabilities	808,446		304,478
Non-interest bearing and interest bearing	$ 7,566,219		$ 3,500,208
Alps Life Science Inc [Member] | Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate	4.55%		4.55%
Alps Life Science Inc [Member] | Lease liability [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate	7.04%		7.04%
Alps Life Science Inc [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing, Trade payables	$ 470,553		$ 521,034
Non-interest bearing, other payables and accruals	1,043,847		186,719
Non-interest bearing, amount due to directors	5,201,137		2,475,735
Interest bearing, hire purchase liabilities	3,098		12,242
Interest bearing, lease liabilities	145,435		184,600
Non-interest bearing and interest bearing	6,864,070		3,380,330
Alps Life Science Inc [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing, Trade payables
Non-interest bearing, other payables and accruals
Non-interest bearing, amount due to directors
Interest bearing, hire purchase liabilities
Interest bearing, lease liabilities	663,011		119,878
Non-interest bearing and interest bearing	663,011		119,878
Alps Life Science Inc [Member] | Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing, Trade payables	470,553		521,034
Non-interest bearing, other payables and accruals	1,043,847		186,719
Non-interest bearing, amount due to directors	5,201,137		2,475,735
Interest bearing, hire purchase liabilities	3,098		12,242
Interest bearing, lease liabilities	808,446		304,478
Non-interest bearing and interest bearing	$ 7,527,081		$ 3,500,208